Summary of Significant accounting Policies - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounting Policies [Line Items]
Closing foreign exchange rate	6.5250
Impairment of long lived assets held for sale	¥ 0	¥ 0
Assets under capital leases net of accumulated amortization	¥ 0	0
Percentage of tax benefits to be realised to be eligible for recognition	50.00%
Defined contribution plan expenses	¥ 4,290	¥ 5,460
Percentage appreciation in the foreign currency	6.50%	1.30%
Maximum
Accounting Policies [Line Items]
Estimated lease assets	¥ 30,000
Estimated lease liabilities		¥ 20,000
Minimum
Accounting Policies [Line Items]
Estimated lease assets	20,000
Estimated lease liabilities		30,000
CHINA
Accounting Policies [Line Items]
Cash and cash equivalents and short term investments	771,319	221,568
Outside China [Member]
Accounting Policies [Line Items]
Cash and cash equivalents and short term investments	¥ 1,731	¥ 94,690
Assets held under capital leases [Member]
Accounting Policies [Line Items]
Lease term as a percentage of the properties estimated remaining economic useful life	75.00%	75.00%
Present value of minimum lease payments as a percentage of the fair value of the property at the inception of lease	90.00%	90.00%